Income Tax and social contribution and Other Taxes (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax and social contribution and other Taxes
Total	R$ 422,034	R$ 73,859
2022
Income Tax and social contribution and other Taxes
Total	152,173
2023
Income Tax and social contribution and other Taxes
Total	90,266
2024
Income Tax and social contribution and other Taxes
Total	79,962
2025
Income Tax and social contribution and other Taxes
Total	79,707
2026 to 2030
Income Tax and social contribution and other Taxes
Total	R$ 19,926